Pledged Assets and Collateral (Pledged Assets Classified by Type of Liabilities) (Detail) ¥ in Millions	Mar. 31, 2021 JPY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 42,531,106
Deposits [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	138,491
Payables under Repurchase Agreements and Securities Lending Transactions [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	13,118,547
Other Short-term Borrowings and Long-term Debt [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	29,243,996
Other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged assets	¥ 30,072